Fair Value Measurements and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Investment securities
Money market funds / commercial paper	$403,706	$224,440	$—	$628,146
Equity securities	—	26,536	—	26,536
Commingled fixed income securities	—	24,695	—	24,695
Debt securities - U.S. and foreign governments, agencies and municipalities	122,783	17,653	—	140,436
Debt securities - corporate	—	38,264	—	38,264
Mortgage-backed / asset-backed securities	—	164,598	—	164,598
Derivatives
Foreign exchange contracts	—	1,358	—	1,358
Total assets	$526,489	$497,544	$—	$1,024,033
Liabilities:
Investment securities
Mortgage-backed securities	$—	$(4,445)	$—	$(4,445)
Derivatives
Foreign exchange contracts	—	(3,009)	—	(3,009)
Total liabilities	$—	$(7,454)	$—	$(7,454)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Investment securities
Money market funds / commercial paper	$581,648	$34,369	$—	$616,017
Equity securities	—	25,106	—	25,106
Commingled fixed income securities	—	29,359	—	29,359
Debt securities - U.S. and foreign governments, agencies and municipalities	124,221	18,908	—	143,129
Debt securities - corporate	—	43,926	—	43,926
Mortgage-backed / asset-backed securities	—	162,375	—	162,375
Derivatives
Interest rate swaps	—	10,117	—	10,117
Foreign exchange contracts	—	2,582	—	2,582
Total assets	$705,869	$326,742	$—	$1,032,611
Liabilities:
Derivatives
Foreign exchange contracts	$—	$(1,174)	$—	$(1,174)
Total liabilities	$—	$(1,174)	$—	$(1,174)

Available-for-sale Securities [Table Text Block]
At December 31, 2013 and 2012, available-for-sale securities consisted of the following:

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
U.S. and foreign governments, agencies and municipalities	$121,803	$999	$(3,372)	$119,430
Corporate	37,901	935	(572)	38,264
Mortgage-backed / asset-backed securities	165,664	1,570	(2,636)	164,598
Total	$325,368	$3,504	$(6,580)	$322,292

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
U.S. and foreign governments, agencies and municipalities	$127,807	$3,972	$(56)	$131,723
Corporate	41,095	2,851	(20)	43,926
Mortgage-backed / asset-backed securities	162,180	3,340	(3,145)	162,375
Total	$331,082	$10,163	$(3,221)	$338,024

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
At December 31, 2013, the amortized cost and estimated fair value of available-for-sale securities have scheduled maturities as follows:

	Amortized cost	Estimated fair value
Within 1 year	$41,853	$41,932
After 1 year through 5 years	46,869	47,284
After 5 years through 10 years	67,160	66,140
After 10 years	169,486	166,936
Total	$325,368	$322,292

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

		December 31,
Designation of Derivatives	Balance Sheet Location	2013	2012
Derivatives designated as hedging instruments	Other current assets and prepayments:
	Foreign exchange contracts	$546	$78
	Other assets:
	Interest rate swaps	—	10,117
	Accounts payable and accrued liabilities:
	Foreign exchange contracts	(526)	(320)
Derivatives not designated as hedging instruments	Other current assets and prepayments:
	Foreign exchange contracts	812	2,504
	Accounts payable and accrued liabilities:
	Foreign exchange contracts	(2,483)	(854)

	Total derivative assets	1,358	12,699
	Total derivative liabilities	(3,009)	(1,174)
	Total net derivative (liability) asset	$(1,651)	$11,525

Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

		Year Ended December 31,
		Derivative Gain Recognized in Earnings		Hedged Item Expense Recognized in Earnings
Derivative Instrument	Location of Gain (Loss)	2013	2012	2013	2012
Interest rate swaps	Interest expense	$3,798	$9,994	$(11,883)	$(31,137)

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

	Year Ended December 31,
	Derivative Gain (Loss) Recognized in AOCI (Effective Portion)		Location of Gain (Loss) (Effective Portion)	Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)
Derivative Instrument	2013	2012		2013	2012
Foreign exchange contracts	$241	$(2,055)	Revenue	$(835)	$1,298
			Cost of sales	332	(185)
				$(503)	$1,113

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

		Year Ended December 31,
		Derivative Gain (Loss) Recognized in Earnings
Derivatives Instrument	Location of Derivative Gain (Loss)	2013	2012
Foreign exchange contracts	Selling, general and administrative expense	$(16,574)	$(4,254)

Fair Value, by Balance Sheet Grouping

	December 31,
	2013	2012
Carrying value	$3,346,295	$4,017,375
Fair value	$3,539,022	$4,200,970